Restatement of Previously Issued Financial Statements - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restatement Of Previously Issued Financial Statements [Line Items]
Reclassificatin of temporary equity to permanent number of shares		3,133,926
Issuance costs related to warrant liability	$ 1,075,021	$ 1,075,021	$ 0	$ 0
Public Warrants [Member]
Restatement Of Previously Issued Financial Statements [Line Items]
Issuance costs related to warrant liability		$ 1,075,021